CAPITAL STOCK AND ADDITIONAL PAID-IN-CAPITAL (Details 3) - $ / shares	6 Months Ended	12 Months Ended
	Jan. 31, 2018	Jul. 31, 2017	Jul. 31, 2016
Stock Option [Member]
Number of Options/Warrants
Beginning Balance	5,729,142	2,700,000
Options granted		4,629,142	2,700,000
Options exercised		(400,000)
Options expired/forfeited		(1,200,000)
Ending Balance		5,729,142	2,700,000
Weighted Average Exercise Price
Beginning Balance	$ 0.24	$ 0.15
Options granted		0.26	$ .15
Options exercised		(0.15)
Options expired/forfeited		(0.15)
Ending Balance		0.24	$ 0.15
Balance outstanding and exercisable	$ 0.24	$ 0.24
Warrant [Member]
Number of Options/Warrants
Beginning Balance	36,039,372	1,964,750
Options granted	14,420,117	34,346,702	1,984,000
Options exercised	(192,670)	(272,080)	(19,250)
Ending Balance	50,266,819	36,039,372	1,964,750
Weighted Average Exercise Price
Beginning Balance	$ 0.39	$ 0.20
Options granted	0.25	0.40	$ 0.20
Options exercised	(0.10)	(0.10)	(.10)
Ending Balance	0.35	0.39	$ 0.20
Balance outstanding and exercisable	$ .35	$ 0.390